                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment           [ ]   Amendment Number: ___
This Amendment (Check only one.): [ ]   is a restatement
                                  [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSD Capital, L.P.
Address: 645 Fifth Avenue, 21st Floor
         New York, NY 10022

Form 13F File Number: 28- 5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc R. Lisker, Esq.
Title: General Counsel, MSD Capital, L.P.
Phone: (212) 303-1668

Signature, Place, and Date of Signing:


/s/ Marc R. Lisker                      New York, NY             August 14, 2006
-------------------------------------   ------------             ---------------
(Signature)                             (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      10
Form 13F Information Table Value Total: 580,811 (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                                                                                                   Column 8
                              Column 2              Column 4         Column 5         Column 6   Column 7  -----------------------
          Column 1            --------   Column 3  ----------  --------------------  ----------  --------      Voting Authority
       --------------           Title   ---------     Value     Shrs or   SH/  Put/  Investment    Other   -----------------------
       Name of Issuer         of Class    Cusip    (X $1,000)   prn amt   PRN  Call  Discretion  Managers     Sole    Shared  None
       --------------         --------  ---------  ----------  ---------  ---  ----  ----------  --------  ---------  ------  ----
DARLING INTL INC                 COM    237266101     32,663   7,210,327   SH           SOLE               7,210,327     0      0
DOLLAR THRIFTY AUTOMOTIVE GP     COM    256743105     91,609   2,032,600   SH           SOLE               2,032,600     0      0
GREENFIELD ONLINE INC            COM    395150105      1,728     233,167   SH           SOLE                 233,167     0      0
IHOP CORP                        COM    449623107    100,973   2,100,100   SH           SOLE               2,100,100     0      0
LAWSON SOFTWARE                  COM    520780107     50,081   7,474,800   SH           SOLE               7,474,800     0      0
SCHOOL SPECIALTY INC.            COM    807863105     88,686   2,784,500   SH           SOLE               2,784,500     0      0
STEAK N SHAKE CO                 COM    857873103     42,124   2,782,300   SH           SOLE               2,782,300     0      0
TIME WARNER TELECOM INC         CL A    887319101     67,774   4,563,900   SH           SOLE               4,563,900     0      0
TYLER TECHNOLOGIES INC           COM    902252105     45,359   4,049,923   SH           SOLE               4,049,923     0      0
U S I HLDGS                      COM    90333H101     59,814   4,460,396   SH           SOLE               4,460,396     0      0

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.